Shareholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended
	Jun. 09, 2020	May 13, 2020	May 11, 2020	May 07, 2020	Jan. 06, 2020	Sep. 30, 2020	Sep. 30, 2019	Jul. 29, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Ordinary shares issued						47,896,936			35,882,928
Offering raised		$ 18,100	$ 18,100
Proceeds from offering, net of placement agent fees and offering costs		$ 16,400	$ 16,400			$ 16,972
Ordinary shares, par value						$ 0.01			$ 0.01
Ordinary shares, shares authorized						150,000,000			70,000,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Expected dividend						0.00%
Expected life to exercise						1 year 6 months
Resale of ordinary shares of warrant	11,492,065
Warrants [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Ordinary share						$ 1.27
Expected volatility						74.00%
Risk-free interest rate						0.155%
Warrants [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Ordinary share						$ 1.63
Expected volatility						76.00%
Risk-free interest rate						0.165%
Shareholders [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, shares authorized								80,000,000
Securities Purchase Agreements [Member] | Investors and Existing Shareholders [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued			11,492,065	11,492,065
Offering Price			$ 1.575	$ 1.575
Securities Purchase Agreements [Member] | Investors and Existing Shareholders [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants to purchase share of ordinary shares			11,492,065	11,492,065
Exercise price			$ 1.45	$ 1.45
Equity Distribution Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued						521,943
Proceeds from offering, net of placement agent fees and offering costs						$ 549
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Short-term warrants					2,952,381